Operating Leases - Minimum Contractual Future Revenues (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Minimum contractual future revenues
2022	$ 198,385
2023	99,805
2024	102,560
2025	94,803
2026	51,088
2027 and thereafter	13,672
Total	$ 560,313